                       CREDIT SUISSE WARBURG PINCUS FUNDS

                                                             CREDIT | ASSET
                                                             SUISSE | MANAGEMENT


                                   SEMIANNUAL
                                     REPORT



                                  JUNE 30, 2001
                                   (UNAUDITED)


                      CREDIT SUISSE WARBURG PINCUS TRUST--
                           EMERGING MARKETS PORTFOLIO




Credit Suisse Warburg Pincus Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

More complete information about the Trust, including charges and expenses and, the special considerations and risks associated with international investing, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Warburg Pincus Trust, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. The Trust is advised by Credit Suisse Asset Management, LLC.

THE PORTFOLIO'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. THESE RISKS ARE GENERALLY HEIGHTENED FOR EMERGING-MARKET INVESTMENTS.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF JUNE 30, 2001; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE WARBURG PINCUS TRUST - EMERGING MARKETS PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2001


                                                                  August 2, 2001


Dear Shareholder:

   For the six months ended June 30, 2001, Credit Suisse Warburg Pincus Trust - Emerging Markets Portfolio* (the "Portfolio") had a loss of 0.75%, vs. a loss of 1.78% for the Morgan Stanley Capital International Emerging Markets Free Index.** The Portfolio's one-year return through June 30, 2001 was -25.90%. Its since-inception (on December 31, 1997) average annual return through June 30, 2001 was 0.54%.

   The period was a difficult one for emerging markets, hampered by global economic worries that weighed on stocks broadly. Certain country-specific developments, such as financial turmoil in Argentina and Turkey, also weighed on the group. However, emerging stock markets outperformed their developed-world counterparts, having entered the period with more pessimism priced into their shares. These markets therefore tended to benefit more during mini rallies spurred by optimism over interest rates.

   The Portfolio had a slight loss for the period, hampered by the lackluster environment for the stocks it targets and by weakness in certain areas, e.g., Brazil, which was tarnished by Argentina's woes. The Portfolio modestly outperformed its benchmark, however. Stocks that aided the Portfolio included specific Asian technology stocks that rebounded in the period.

   In terms of regional focus, we remained biased in favor of Asian/Pacific markets, a position we raised in the period. We added stocks from China, Hong Kong, South Korea and Taiwan that had fallen to valuation levels we deemed attractive. Our increased weighting was also based on the potential for positive domestic catalysts in specific countries, most notably Taiwan. Elsewhere in the region, we narrowed our underweightings in India and Malaysia, moves likewise based on a combination of stock-specific and macroeconomic factors. We continued to mostly avoid South Asia's smaller markets.

   Within Latin America, we began the period with an overweighting in Brazil but ended it with an underweighting. Despite less risk of Argentine "contagion"--Argentina restructured its debt burden in the period--the policy mix and political framework looked increasingly negative in our eyes. We were also underweighted in Mexico at the end of the six months, reflecting concerns that it could be vulnerable to disappointments in fiscal reform. We maintained little exposure to smaller Latin American markets, which have continued to show poor liquidity.

   We lowered our weighting in the Europe/Middle East/Africa group. In a move that proved timely, we materially reduced our position in Turkey ahead of the country's February 22 currency devaluation. Elsewhere, while we saw few positive catalysts in South Africa, we had a roughly market-neutral weighting there, as we viewed a number of these stocks as attractive based on company-specific factors. Russia remained one of the better regional prospects in our judgment, due to such factors as good oil revenues and positive reform developments. We accordingly were overweighted in the market as of June 30.

   Looking ahead, we believe that the backdrop for emerging stock markets could become more hospitable over the intermediate-to-longer term. Although growth continues to decelerate across the developed and emerging worlds, certain indicators (e.g., bond yields and gold prices) appear to be pricing in eventual recovery. Liquidity conditions have remained favorable, and if the trend continues, investors' appetite for the asset class could steadily improve. That said, we remain concerned that markets in the near-term could be vulnerable to poor corporate earnings announcements, another pull-back in the NASDAQ, or evidence of further global downturn. In addition, concerns over Argentina's financial and policy struggles could weigh on emerging stock markets broadly over the next few months. Taking the long view, our focus will remain on markets and companies that we deem to have the brightest prospects.


Richard Watt          Neil Gregson                   Emily Alejos
Portfolio Manager     Associate Portfolio Manager    Associate Portfolio Manager

   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS; THESE RISKS ARE GENERALLY HEIGHTENED FOR EMERGING-MARKET INVESTMENTS.



----------------
* Name changed from Warburg Pincus Trust - Emerging Markets Portfolio effective May 1, 2001.

** The Morgan Stanley Capital International Emerging Markets Free Index is a market-capitalization-weighted index of emerging-market countries determined by Morgan Stanley. The index includes only those countries open to non-local investors.

CREDIT SUISSE WARBURG PINCUS TRUST - EMERGING MARKETS PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2001 (Unaudited)

                                                                NUMBER OF
                                                                  SHARES         VALUE
                                                                ----------       -----
COMMON STOCKS (85.8%)
AUSTRALIA (0.0%)
OIL & GAS (0.0%)
    Novus Petroleum, Ltd.(1)                                           144    $       136
                                                                              -----------

TOTAL AUSTRALIA                                                                       136
                                                                              -----------

BRAZIL (5.4%)
BANKS (0.3%)
    Uniao de Bancos Brasileiros SA GDR                               5,500        139,975
                                                                              -----------
BEVERAGES (1.0%)
    Companhia de Bebidas das Americas ADR                           17,400        402,810
                                                                              -----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.2%)
    Brasil Telecom Participacoes SA ADR                              2,200         92,422
                                                                              -----------
ELECTRIC UTILITIES (1.2%)
    Companhia Paranaense de Energia-Copel ADR                       27,900        209,529
    Empresa Brasileira de Aeronautica SA ADR                         6,900        269,445
                                                                              -----------
                                                                                  478,974
                                                                              -----------
METALS & MINING (1.1%)
    Companhia Vale do Rio Doce ADR                                  19,400        450,080
                                                                              -----------
OIL & GAS (0.9%)
    Petroleo Brasileiro SA ADR(1)                                   14,800        384,800
                                                                              -----------
PAPER & FOREST PRODUCTS (0.4%)
    Aracruz Celulose ADR                                             7,800        145,860
                                                                              -----------
WIRELESS TELECOMMUNICATIONS SERVICES (0.3%)
    Telesp Celular Participacoes SA ADR                              7,300        110,595
                                                                              -----------

TOTAL BRAZIL                                                                    2,205,516
                                                                              -----------

CHILE (2.2%)
BEVERAGES (0.4%)
    Compania Cervecerias Uni ADR                                     7,700        169,400
                                                                              -----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.5%)
    Companhia de Telecomunicaciones de Chile SA ADR(1)              13,600        191,488
                                                                              -----------
ELECTRIC UTILITIES (0.9%)
    Empresa Nacional de Electricidad SA ADR(1)                      13,500        151,875
    Enersis SA ADR                                                  13,300        199,234
                                                                              -----------
                                                                                  351,109
                                                                              -----------
FOOD & DRUG RETAILING (0.4%)
    Distribucion y Servicio SA ADR                                   9,800        145,040
                                                                              -----------

TOTAL CHILE                                                                       857,037
                                                                              -----------

                See Accompanying Notes to Financial Statements.

                                                                NUMBER OF
                                                                  SHARES         VALUE
                                                                ----------       -----
COMMON STOCKS (CONT'D)
CHINA (7.0%)
ELECTRIC UTILITIES (3.8%)
    Beijing Datang Power Generation Co., Ltd.                    1,337,301    $   458,647
    Huaneng Power International, Inc.                            1,050,906        643,374
    Huaneng Power International, Inc. ADR(1)                         9,900        238,788
    Shandong International Power Development Co., Ltd.             962,000        231,878
                                                                              -----------
                                                                                1,572,687
                                                                              -----------
MACHINERY (0.4%)
    QingLing Motors Co., Ltd.                                      672,000        163,700
                                                                              -----------
MARINE (1.3%)
    China Shipping Development Co., Ltd.                         2,854,000        548,872
                                                                              -----------
OIL & GAS (0.7%)
    China Petroleum and Chemical Corp.                           1,348,000        269,613
                                                                              -----------
ROAD & RAIL (0.8%)
    Guangshen Railway Co., Ltd.                                  1,698,530        309,234
                                                                              -----------
TOTAL CHINA                                                                     2,864,106
                                                                              -----------

HONG KONG (12.2%)
AUTO COMPONENTS (0.4%)
    Brilliance China Automotive Holdings, Ltd.                     626,000        152,494
                                                                              -----------
AUTOMOBILES (1.9%)
    Denway Motors, Ltd.(1)                                       2,205,200        791,648
                                                                              -----------
COMPUTERS & PERIPHERALS (0.5%)
    Legend Holdings, Ltd.                                          392,000        219,882
                                                                              -----------
DIVERSIFIED FINANCIALS (0.6%)
    Beijing Enterprises Holdings, Ltd.                             206,000        265,436
                                                                              -----------
INDUSTRIAL CONGLOMERATES (0.4%)
    Citic Pacific, Ltd.                                             54,000        167,200
                                                                              -----------
OIL & GAS (0.7%)
    CNOOC, Ltd.(1)                                                 293,000        277,987
                                                                              -----------
REAL ESTATE (2.0%)
    China Overseas Land & Investment, Ltd.                         866,094        155,460
    China Resources Beijing Land, Ltd.                           1,858,000        524,076
    Shum Yip Investment, Ltd.                                      450,000        142,795
                                                                              -----------
                                                                                  822,331
                                                                              -----------
TEXTILES & APPAREL (0.0%)
    Digital China Holdings, Ltd.                                    33,600         17,555
                                                                              -----------
WIRELESS TELECOMMUNICATIONS SERVICES (5.7%)
    China Mobile, Ltd.(1)                                          292,500      1,545,073
    China Unicom, Ltd.(1)                                          474,000        826,501
                                                                              -----------
                                                                                2,371,574
                                                                              -----------
TOTAL HONG KONG                                                                 5,086,107
                                                                              -----------

                See Accompanying Notes to Financial Statements.

                                                                NUMBER OF
                                                                  SHARES         VALUE
                                                                ----------       -----
COMMON STOCKS (CONT'D)
INDIA (4.0%)
BANKS (0.4%)
    State Bank of India, Ltd. GDR(1)                                15,600    $   173,160
                                                                              -----------
CHEMICALS (0.8%)
    Reliance Industries, Ltd. GDR                                   19,800        309,870
                                                                              -----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.3%)
    Videsh Sanchar Nigam, Ltd. ADR                                   8,900        119,260
                                                                              -----------
FOOD & DRUG RETAILING (0.3%)
    Dr. Reddy's Laboratories, Ltd. ADR(1)                            7,600        140,980
                                                                              -----------
INDUSTRIAL CONGLOMERATES (0.6%)
    Larsen & Toubro, Ltd. GDR                                       25,900        265,475
                                                                              -----------
IT CONSULTING & SERVICES (0.3%)
    Infosys Technologies, Ltd. ADR(1)                                2,000        130,000
                                                                              -----------
METALS & MINING (0.7%)
    Hindalco Industries, Ltd. GDR                                   13,900        274,525
                                                                              -----------
TOBACCO (0.6%)
    ITC, Ltd. GDR                                                   12,900        238,650
                                                                              -----------

TOTAL INDIA                                                                     1,651,920
                                                                              -----------

ISRAEL (1.8%)
BANKS (0.9%)
    Bank Hapoalim, Ltd.                                             74,908        183,594
    Bank Leumi of Israel, Ltd.                                      91,615        184,335
                                                                              -----------
                                                                                  367,929
                                                                              -----------
IT CONSULTING & SERVICES (0.4%)
    Check Point Software Technologies, Ltd.(1)                       3,600        182,052
                                                                              -----------
PHARMACEUTICALS (0.5%)
    Teva Pharmaceutical Industries, Ltd. ADR                         3,400        211,820
                                                                              -----------

TOTAL ISRAEL                                                                      761,801
                                                                              -----------

MALAYSIA (3.0%)
BANKS (1.0%)
    Malayan Banking Berhad                                          98,200        266,185
    Public Bank Berhad                                             214,612        147,411
                                                                              -----------
                                                                                  413,596
                                                                              -----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.6%)
    Telekom Malaysia Berhad                                        100,000        231,589
                                                                              -----------
ELECTRIC UTILITIES (0.2%)
    Tenaga Nasional Berhad                                          43,533        100,245
                                                                              -----------
HOTELS, RESTAURANTS & LEISURE (0.3%)
    Genting Berhad                                                  44,822        103,213
                                                                              -----------

                See Accompanying Notes to Financial Statements.

                                                                NUMBER OF
                                                                  SHARES         VALUE
                                                                ----------       -----
COMMON STOCKS (CONT'D)
MALAYSIA (CONT'D)
INDUSTRIAL CONGLOMERATES (0.5%)
    Sime Darby Berhad                                              193,176    $   201,318
                                                                              -----------
TOBACCO (0.4%)
    British American Tobacco Berhad                                 18,823        172,139
                                                                              -----------

TOTAL MALAYSIA                                                                  1,222,100
                                                                              -----------

MEXICO (10.2%)
BANKS (1.7%)
    Grupo Financiero Banamex Accival SA de CV Class O              191,270        492,532
    Grupo Financiero BBVA Bancomer SA de CV Class O                201,400        198,803
                                                                              -----------

                                                                                  691,335
                                                                              -----------
CONSTRUCTION MATERIALS (1.0%)
    Cemex SA de CV ADR                                              14,951        396,201
                                                                              -----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (4.2%)
    America Movil SA de CV ADR                                      37,558        783,460
    Telefonos de Mexico SA de CV ADR                                27,158        952,974
                                                                              -----------

                                                                                1,736,434
                                                                              -----------
FOOD & BEVERAGES (1.0%)
    Fomento Economico Mexicano SA de CV ADR(1)                       4,600        196,926
    Grupo Modelo SA de CV Series C                                  84,135        226,559
                                                                              -----------

                                                                                  423,485
                                                                              -----------
MEDIA (0.7%)
    Grupo Televisa SA de CV GDR(1)                                   7,700        308,077
                                                                              -----------
MULTILINE RETAIL (1.1%)
    Wal-Mart de Mexico SA de CV ADR(1)                              17,100        462,916
                                                                              -----------
PAPER & FOREST PRODUCTS (0.5%)
    Kimberly-Clark de Mexico SA de CV ADR                           13,215        196,759
                                                                              -----------

TOTAL MEXICO                                                                    4,215,207
                                                                              -----------

RUSSIA (4.8%)
ELECTRIC UTILITIES (1.2%)
    Unified Energy Systems ADR                                      42,300        482,220
                                                                              -----------
OIL & GAS (3.6%)
    Lukoil Holding ADR                                              17,500        839,391
    Surgutneftegaz ADR                                              50,800        649,732
                                                                              -----------
                                                                                1,489,123
                                                                              -----------

TOTAL RUSSIA                                                                    1,971,343
                                                                              -----------

                See Accompanying Notes to Financial Statements.

                                                                NUMBER OF
                                                                  SHARES         VALUE
                                                                ----------       -----
COMMON STOCKS (CONT'D)
SOUTH AFRICA (10.0%)
BANKS (1.7%)
    Standard Bank Investment Corp., Ltd.(1)                        156,689    $   682,259
                                                                              -----------
DIVERSIFIED FINANCIALS (1.1%)
    Bidvest Group, Ltd.                                             48,100        298,942
    Johnnic Holdings, Ltd.                                          21,224        157,183
                                                                              -----------
                                                                                  456,125
                                                                              -----------
FOOD & BEVERAGES (0.7%)
    South African Breweries PLC                                     39,883        301,801
                                                                              -----------
INDUSTRIAL CONGLOMERATES (0.7%)
    Imperial Holdings, Ltd.(1)                                      33,095        277,121
                                                                              -----------
INSURANCE (2.5%)
    Liberty Group, Ltd.                                             72,128        519,857
    Sanlam, Ltd.(1)                                                371,405        506,809
                                                                              -----------
                                                                                1,026,666
                                                                              -----------
IT CONSULTING & SERVICES (0.9%)
    Dimension Data Holdings, Ltd.(1)                                36,031        137,891
    Firstrand, Ltd.                                                215,271        229,928
                                                                              -----------
                                                                                  367,819
                                                                              -----------
METALS & MINING (1.9%)
    Anglo American Platinum Corp., Ltd.                             10,900        485,428
    Anglogold, Ltd.(1)                                               7,663        282,331
                                                                              -----------
                                                                                  767,759
                                                                              -----------
PAPER & FOREST PRODUCTS (0.5%)
    Sappi, Ltd.(1)                                                  24,783        217,973
                                                                              -----------

TOTAL SOUTH AFRICA                                                              4,097,523
                                                                              -----------

SOUTH KOREA (10.8%)
AUTOMOBILES (0.6%)
    Hyundai Motor Co., Ltd.(1)                                      11,692        254,437
                                                                              -----------
BANKS (1.3%)
    H&CB                                                             9,417        210,722
    Kookmin Bank                                                    16,137        216,533
    Shinhan Bank                                                    12,350        126,781
                                                                              -----------
                                                                                  554,036
                                                                              -----------
DIVERSIFIED FINANCIALS (0.7%)
    Samsung Securities Co., Ltd.(1)                                  9,511        270,603
                                                                              -----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.5%)
    Korea Telecom Corp.(1)                                           2,095         83,771
    Korea Telecom Corp. ADR                                          5,725        125,835
                                                                              -----------
                                                                                  209,606
                                                                              -----------

                 See Accompanying Notes to Financial Statements.

                                                                NUMBER OF
                                                                  SHARES         VALUE
                                                                ----------       -----
COMMON STOCKS (CONT'D)
SOUTH KOREA (CONT'D)
ELECTRIC UTILITIES (1.3%)
    Korea Electric Power Corp.                                      29,261    $   544,515
                                                                              -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.9%)
    Samsung Electro-Mechanics Co.(1)                                 7,246        260,208
    Samsung SDI Co., Ltd.                                            2,451        118,172
                                                                              -----------
                                                                                  378,380
                                                                              -----------
METALS & MINING (0.7%)
    Pohang Iron & Steel Co., Ltd.                                    3,777        302,054
                                                                              -----------
MULTILINE RETAIL (0.7%)
    Shinsegae Department Store Co.                                   3,860        279,010
                                                                              -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.9%)
    Samsung Electronics Co.                                          8,201      1,210,802
                                                                              -----------
WIRELESS TELECOMMUNICATIONS SERVICES (1.2%)
    SK Telecom Co., Ltd.                                             2,132        313,950
    SK Telecom Co., Ltd. ADR                                        11,700        197,730
                                                                              -----------
                                                                                  511,680
                                                                              -----------

TOTAL SOUTH KOREA                                                               4,515,123
                                                                              -----------

TAIWAN (13.5%)
BANKS (1.3%)
    Bank Sinopac(1)                                                560,600        258,898
    Chinatrust Commercial Bank(1)                                  408,000        285,598
                                                                              -----------
                                                                                  544,496
                                                                              -----------
CHEMICALS (0.5%)
    Formosa Plastics Corp.                                         165,000        188,345
                                                                              -----------
COMPUTERS & PERIPHERALS (2.1%)
    Asustek Computer, Inc.                                         106,250        449,024
    Quanta Computer, Inc.                                          128,000        434,984
                                                                              -----------
                                                                                  884,008
                                                                              -----------
DIVERSIFIED FINANCIALS (0.6%)
    China Development Industrial(1)                                310,000        255,716
                                                                              -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.3%)
    Delta Electronics, Inc.                                         38,000         93,817
    Hon Hai Precision Industry Co., Ltd.(1)                         80,600        423,732
                                                                              -----------
                                                                                  517,549
                                                                              -----------
INSURANCE (0.6%)
    Cathay Life Insurance Co., Ltd.                                202,000        243,488
                                                                              -----------
METALS & MINING (0.3%)
    China Steel Corp.                                              280,000        139,883
                                                                              -----------

                 See Accompanying Notes to Financial Statements.

                                                                NUMBER OF
                                                                  SHARES         VALUE
                                                                ----------       -----
COMMON STOCKS (CONT'D)
TAIWAN (CONT'D)
SEMICONDUCTOR EQUIPMENT & PRODUCTS (6.8%)
    Advanced Semiconductor Engineering, Inc.(1)                    407,000    $   250,616
    Taiwan Semiconductor Manufacturing Co.(1)                      563,208      1,046,952
    United Microelectronics Corp.(1)                               728,080        966,436
    Via Technologies, Inc.(1)                                       27,000        186,646
    Winbond Electronics Corp.                                      433,600        363,969
                                                                              -----------
                                                                                2,814,619
                                                                              -----------
TOTAL TAIWAN                                                                    5,588,104
                                                                              -----------

THAILAND (0.2%)
WIRELESS TELECOMMUNICATIONS SERVICES (0.2%)
    Advanced Info Service Public Co., Ltd.                           8,200         87,291
                                                                              -----------
TOTAL THAILAND                                                                     87,291
                                                                              -----------

UNITED KINGDOM (0.7%)
METALS & MINING (0.7%)
    Anglo American PLC ADR                                          18,554        277,747
                                                                              -----------
TOTAL UNITED KINGDOM                                                              277,747
                                                                              -----------
TOTAL COMMON STOCKS (Cost $36,056,893)                                         35,401,061
                                                                              -----------

PREFERRED STOCKS (2.0%)
BRAZIL (2.0%)
BANKS (0.9%)
    Banco Itau SA                                                4,157,738        360,065
                                                                              -----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.5%)
    Tele Norte Leste Participacoes SA ADR                           15,200        231,952
                                                                              -----------
OIL & GAS (0.6%)
    Petroleo Brasileiro SA ADR                                         147          3,418
    Petroleo Brasileiro SA ADR(1)                                   10,500        245,595
                                                                              -----------
                                                                                  249,013
                                                                              -----------
TOTAL BRAZIL                                                                      841,030
                                                                              -----------

TAIWAN (0.0%)
BANKS (0.0%)
    Taishin International Bank(1)                                      750            222
                                                                              -----------
TOTAL TAIWAN                                                                          222
                                                                              -----------
TOTAL PREFERRED STOCKS (Cost $792,665)                                            841,252
                                                                              -----------

                 See Accompanying Notes to Financial Statements.

                                                                NUMBER OF
                                                                  SHARES         VALUE
                                                                ----------       -----
RIGHTS (0.0%)
THAILAND (0.0%)
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.0%)
Telecomasia Corp. Public Co., Ltd. (Cost $0)(1)                     50,021    $         0

                                                                   PAR
                                                                  (000)
                                                                ----------
SHORT-TERM INVESTMENT (10.9%)
State Street Bank and Trust Co. Euro Time
  Deposit 3.875%, 7/2/01 (Cost $4,472,000)                          $4,472      4,472,000
                                                                              -----------

TOTAL INVESTMENTS AT VALUE (98.7%) (Cost $41,321,558(2))                       40,714,313

OTHER ASSETS IN EXCESS OF LIABILITIES (1.3%)                                      537,367
                                                                              -----------

NET ASSETS (100.0%)                                                           $41,251,680
                                                                              ===========


                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt
                         GDR = Global Depository Receipt

--------------------------------------------------------------------------------
(1) Non-income producing security.
(2) Cost for federal income tax purposes is $41,565,159.




                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS TRUST - EMERGING MARKETS PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001 (Unaudited)

ASSETS
    Investments at value (Cost - $41,321,558)                                               $40,714,313
    Cash                                                                                            834
    Foreign currency (Cost - $688,222)                                                          692,859
    Dividends, interest and reclaims receivable                                                 136,064
    Receivable for investments sold                                                              21,287
    Prepaid expenses and other assets                                                             5,441
                                                                                            -----------
      Total Assets                                                                           41,570,798
                                                                                            -----------
LIABILITIES
    Advisory fee payable                                                                         30,660
    Administrative services fee payable                                                           3,171
    Payable for investments purchased                                                           260,245
    Payable for foreign taxes withheld                                                           12,456
    Accrued expenses payable                                                                     12,586
                                                                                            -----------
      Total Liabilities                                                                         319,118
                                                                                            -----------
NET ASSETS
    Capital stock, $0.001 par value                                                               4,453
    Paid-in capital                                                                          51,712,881
    Accumulated undistributed net investment income                                             207,746
    Accumulated net realized loss from investments and foreign currency transactions        (10,070,783)
    Net unrealized depreciation from investments and foreign currency translations             (602,617)
                                                                                            -----------
      Net Assets                                                                            $41,251,680
                                                                                            ===========
NET ASSET VALUE
    Net assets                                                                              $41,251,680
    Shares outstanding                                                                        4,452,793
                                                                                            -----------
    Net asset value, offering price and redemption price per share                                $9.26
                                                                                                  =====

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS TRUST - EMERGING MARKETS PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2001 (Unaudited)

INVESTMENT INCOME
    Dividends                                                                                $  489,415
    Interest                                                                                     72,487
    Foreign taxes withheld                                                                      (54,759)
                                                                                             ----------
      Total investment income                                                                   507,143
                                                                                             ----------
EXPENSES
    Investment advisory fees                                                                    226,678
    Administrative services fees                                                                 38,338
    Custodian fees                                                                               23,692
    Audit fees                                                                                    5,481
    Printing fees                                                                                 4,098
    Insurance expense                                                                             1,873
    Trustees fees                                                                                 1,602
    Legal fees                                                                                    1,466
    Transfer agent fees                                                                             780
    Interest expense                                                                                326
    Miscellaneous fees                                                                            2,245
                                                                                             ----------
                                                                                                306,579
    Less: fees waived and transfer agent offsets                                                (52,699)
                                                                                             ----------
      Total expenses                                                                            253,880
                                                                                             ----------
         Net investment income                                                                  253,263
                                                                                             ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
  FOREIGN CURRENCY RELATED ITEMS
    Net realized loss from investments                                                       (3,712,006)
    Net realized loss from foreign currency transactions                                        (82,654)
    Net change in unrealized appreciation (depreciation) from investments                     3,407,958
    Net change in unrealized appreciation (depreciation) from
      foreign currency translations                                                               4,323
                                                                                             ----------
    Net realized and unrealized loss from investments
      and foreign currency related items                                                       (382,379)
                                                                                             ----------
    Net decrease in net assets resulting from operations                                     $ (129,116)
                                                                                             ==========

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS TRUST - EMERGING MARKETS PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                                  FOR THE
                                                                                 SIX MONTHS        FOR THE
                                                                                    ENDED         YEAR ENDED
                                                                                JUNE 30, 2001    DECEMBER 31,
                                                                                 (UNAUDITED)         2000
                                                                                -------------   -------------
FROM OPERATIONS
  Net investment income                                                         $    253,263    $    770,349
  Net loss from investments and foreign currency transactions                     (3,794,660)     (6,445,252)
  Net change in unrealized appreciation (depreciation) from investments
    and foreign currency translations                                              3,412,281      (7,607,248)
                                                                                ------------    ------------
    Net decrease in net assets resulting from operations                            (129,116)    (13,282,151)
                                                                                ------------    ------------

FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                                                     0        (674,002)
  Distributions from net realized gains                                                    0        (529,318)
  Return of capital                                                                        0         (99,364)
                                                                                ------------    ------------
    Net decrease in net assets from dividends and distributions                            0      (1,302,684)
                                                                                ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                                    53,637,536      68,349,353
  Reinvestment of dividends and distributions                                              0       1,289,532
  Net asset value of shares redeemed                                             (44,860,671)    (39,230,888)
                                                                                ------------    ------------
    Net increase in net assets from capital share transactions:                    8,776,865      30,407,997
                                                                                ------------    ------------
  Net increase in net assets                                                       8,647,749      15,823,162
                                                                                ------------    ------------
NET ASSETS
  Beginning of period                                                             32,603,931      16,780,769
                                                                                ------------    ------------
  End of period                                                                 $ 41,251,680    $ 32,603,931
                                                                                ============    ============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                                      $    207,746    $    (45,517)
                                                                                ============    ============


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS TRUST - EMERGING MARKETS PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                   FOR THE SIX
                                                   MONTHS ENDED       FOR THE YEAR ENDED DECEMBER 31,
                                                  JUNE 30, 2001   ---------------------------------------
                                                   (UNAUDITED)        2000         1999         1998
                                                  -------------   -----------  -----------  -------------
PER-SHARE DATA
  Net asset value, beginning of period                 $9.33         $14.18        $8.19        $10.00
                                                       -----        -------       ------        ------
INVESTMENT ACTIVITIES
  Net investment income                                 0.02           0.23         0.05(1)       0.10
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                     (0.09)         (4.70)        6.56         (1.83)
                                                       -----        -------       ------        ------
      Total from investment activities                 (0.07)         (4.47)        6.61         (1.73)
                                                       -----        -------       ------        ------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                  0.00          (0.20)       (0.04)        (0.08)
  Distributions from net realized gains                 0.00          (0.15)       (0.58)         0.00
  Return of capital                                     0.00          (0.03)        0.00          0.00
                                                       -----        -------       ------        ------
      Total dividends and distributions                 0.00           (.38)       (0.62)        (0.08)
                                                       -----        -------       ------        ------
  Net asset value, end of period                       $9.26        $  9.33       $14.18        $ 8.19
                                                       =====        =======       ======        ======
      Total return                                     (0.75)%(2)    (31.55)%      81.40%       (17.30)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)             $41,252        $32,604      $16,781        $2,696
  Ratio of expenses to average net assets(3)            1.40%(4)       1.42%        1.42%         1.40%
  Ratio of net investment income to
    average net assets                                  1.40%(4)       2.45%       (0.19)%        2.09%
  Decrease reflected in above operating expense
    ratio due to waivers/reimbursements                 0.29%(4)       0.27%        1.73%         6.81%
Portfolio turnover rate                                76.48%        208.16%      145.38%        21.29%

--------------------------------------------------------------------------------
(1) Per share information is calculated using the average shares outstanding method.
(2) Non-annualized.
(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Portfolio's net expense ratio by .00%, .02%, .02% and .00% for the six months ended June 30, 2001 and for each of years ended December 31, 2000, 1999, and 1998, respectively. The Portfolio's operating expense ratio after reflecting these arrangements was 1.40% for the six months ended June 30, 2001 and for each of the years ended December 31, 2000, 1999, and 1998 respectively.
(4) Annualized


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS TRUST - EMERGING MARKETS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2001 (Unaudited)


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Warburg Pincus Trust, formerly Warburg Pincus Trust
(the "Trust"), a Massachusetts business trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers seven managed investment funds of which one, the Emerging Markets Portfolio (the "Portfolio"), is included in this report. The Portfolio is a non-diversified investment fund that seeks long-term growth of capital. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan.

   A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange. The Portfolio's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the mean between the last reported bid and asked prices. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Trustees believes accurately reflects fair value. Debt that will mature in 60 days or less is valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which are due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   A Portfolio's investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Portfolio to operational and other risks as well. Some countries may have restrictions that could limit the Portfolio's access to attractive opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the Portfolio to increased volatility or substantial declining value.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS --Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) REPURCHASE AGREEMENTS -- Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Portfolio, along with other Funds advised by Credit Suisse Asset Management, LLC ("CSAM"), the Portfolio's investment adviser, may transfer uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by the Portfolio's custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   H) FORWARD CURRENCY CONTRACTS -- The Portfolio may enter into forward currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At June 30, 2001, the Portfolio had no open forward foreign currency contracts.

   I) OTHER -- The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation of assets, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity, market, operational and valuation risks.

   The Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM, which is an indirect wholly-owned U.S. subsidiary of Credit Suisse Group, serves as investment adviser for the Portfolio and Credit Suisse Asset Management Limited ("CSAM Ltd.") serves as sub-investment adviser to the Portfolio. For its investment advisory services, CSAM receives a fee from the Portfolio at an annual rate of 1.25% of the Portfolio's average daily net assets, out of which CSAM pays CSAM Ltd. for sub-investment advisory services. For the six months ended June 30, 2001, investment advisory fees earned and voluntary waivers were $226,678 and 51,808, respectively.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and PFPC Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, Inc., serve as co-administrators to the Portfolio. For its administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Portfolio's average daily net assets, out of which CSAM pays CSAM Ltd. for sub-investment advisory services. For the six months ended June 30, 2001, administrative services fees earned by CSAMSI were $18,134.

   For its administrative services through February 4, 2001, PFPC received a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

           AVERAGE DAILY NET ASSETS                       ANNUAL RATE
           ------------------------            --------------------------------
           First $500 million                  .11% of average daily net assets
           Next $1 billion                     .09% of average daily net assets
           Over $1.5 billion                   .07% of average daily net assets

   Effective February 5, 2001, for its administrative services, PFPC receives a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

           AVERAGE DAILY NET ASSETS                       ANNUAL RATE
           ------------------------            --------------------------------
           First $500 million                  .08% of average daily net assets
           Next $1 billion                     .07% of average daily net assets
           Over $1.5 billion                   .06% of average daily net assets

   For the six months ended June 30, 2001, administrative service fees earned by PFPC (including out-of-pocket expenses) were $20,204.

   In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

   The Portfolio has an arrangement with its transfer agent whereby interest earned on uninvested cash balances is used to offset a portion of its transfer agent expense. For the six months ended June 30, 2001, the Portfolio received credits or reimbursements of $891 under this arrangement.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing services. For the six months ended June 30, 2001, Merrill was paid $1,289 for its services by the Portfolio.

NOTE 3. LINE OF CREDIT

   Through June 19, 2001, the Portfolio, together with other funds advised by CSAM (collectively, the "Participating Funds"), participated in a $350 million committed, unsecured, line of credit facility (the "Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, Bank of Nova Scotia as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds paid an aggregate commitment fee at a rate of
 .075% per annum on the entire amount of the Prior Credit Facility, which was allocated among the Participating Funds in such manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%. During the period January 1, 2001 through June 19, 2001, the Portfolio had no borrowings under the Prior Credit Facility.

   Effective June 20, 2001, the Participating Funds, together with additional funds advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $200 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for the same purposes as the Prior Credit Facility. Under the terms of the New Credit Facility, the New Participating Funds pay an aggregate commitment fee at a rate of .10% per annum on the average unused amount of the New Prior Credit Facility, which is allocated among the New Participating Funds in such manner as was determined by the governing Boards of the New Participating Funds. The interest rate paid under the New Credit Facility is unchanged from the rate paid under the Prior Credit Facility. During the period June 20, 2001 through June 30, 2001, the Portfolio had no borrowings under the New Credit Facility.


NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended June 30, 2001, purchases and sales of investment securities (excluding short-term investments) were $31,981,150 and $25,453,986, respectively.

   At June 30, 2001, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was $2,805,436 and $(3,656,282) , respectively.


NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Portfolio is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value of $.001 per share. Transactions in shares of the Portfolio were as follows:

                                     FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                     JUNE 30, 2001 (UNAUDITED)         DECEMBER 31, 2000
                                     -------------------------        ------------------
Shares sold                                  5,627,168                      5,434,774
Shares issued in reinvestment of
  dividends and distributions                        0                        138,213
Shares redeemed                             (4,667,295)                    (3,263,410)
                                            ----------                     ----------
Net increase                                   959,873                      2,309,577
                                            ==========                     ==========

                       CREDIT SUISSE WARBURG PINCUS FUNDS

                                          CREDIT | ASSET
                                          SUISSE | MANAGEMENT



                      P.O. Box 9030, BOSTON, MA 02205-9030
                                  800-222-8977
CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       TREMK-3-0601